Accrued Expenses and Other Long-term Liabilities (Tables)	12 Months Ended
Dec. 31, 2012
Asset Retirement Obligations [Abstract]
Schedule of Accounts Payable and Accrued Liabilities
Accrued expenses and other long-term liabilities consisted of the following (in millions):

	Accrued Expenses		Other Long-Term Liabilities
	December 31,		December 31,
	2012	2011	2012	2011
Wage and other employee-related liabilities	$22	$19	$—	$—
Environmental liabilities	2	2	3	2
Self-insurance accruals (see Note 9)	6	6	11	12
Asset retirement obligations	2	2	77	74
Other	8	12	16	13
Accrued expenses and other long-term liabilities	$40	$41	$107	$101

Schedule of Asset Retirement Obligations
Changes in our asset retirement obligations were as follows (in millions):

	Year Ended December 31,
	2012	2011	2010
Balance as of beginning of year	$76	$72	$70
Additions to accrual	2	2	1
Accretion expense	4	4	4
Settlements	(4)	(2)	(3)
Foreign currency translation	1	—	—
Balance as of end of year	$79	$76	$72